Long Term Deposits and Other Assets	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LONG TERM DEPOSITS AND OTHER ASSETS
10.	Long term deposits and other Assets

Long term deposits and other assets consist of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Rent deposits	572	418	66
Advertising deposits	810	734	115
Long term deposits and other assets	1,382	1152	181